12. Notes Payable (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Principal value of Promissory Note	$ 8,556,920	$ 8,789,794	$ 7,330,000
Loan discounts	(297,068)	(488,117)	(697,083)
Less: current portion	(1,059,921)	(1,090,794)	0
Promissory Note, long term net of discount	$ 7,199,931	$ 7,210,883	$ 6,632,917